DUE TO BANKS AND CORRESPONDENTS - Schedule of Promotional Credit Lines (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about promotional credit lines [Line Items]
COFIDE and FONCODES credit line	S/ 4,494,633	S/ 4,550,610
Bottom of range
Disclosure of detailed information about promotional credit lines [Line Items]
Maturity date	January 2026	January 2025
Bottom of range | Soles Currency
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	4.78%	5.03%
Bottom of range | U.S. Dollar
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	4.17%	4.80%
Bottom of range | Boliviano
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	6.00%	4.90%
Bottom of range | Colombian Peso
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	0.45%	0.45%
Top of range
Disclosure of detailed information about promotional credit lines [Line Items]
Maturity date	April 2035	April 2035
Top of range | Soles Currency
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	11.40%	7.86%
Top of range | U.S. Dollar
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	6.00%	6.14%
Top of range | Boliviano
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	8.85%	6.90%
Top of range | Colombian Peso
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	10.68%	13.95%
Corporacion Financiera de Desarrollo and Fondo de Cooperacion para el Desarrollo Social
Disclosure of detailed information about promotional credit lines [Line Items]
COFIDE and FONCODES credit line	S/ 4,494,600	S/ 4,550,600
Corporacion Financiera de Desarrollo and Fondo de Cooperacion para el Desarrollo Social | Foreign Currency
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	7.75%	7.75%
Corporacion Financiera de Desarrollo and Fondo de Cooperacion para el Desarrollo Social | Bottom of range | Soles Currency
Disclosure of detailed information about promotional credit lines [Line Items]
Maturity date	January 2026	January 2025
Interest rate	6.00%	6.00%
Corporacion Financiera de Desarrollo and Fondo de Cooperacion para el Desarrollo Social | Top of range | Soles Currency
Disclosure of detailed information about promotional credit lines [Line Items]
Maturity date	January 2032	January 2032
Interest rate	7.60%	7.60%